Consolidated Statements of Profit or Loss and Other Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement [LineItems]
NET REVENUE	$ 1,031,473.6	$ 33,697.3	$ 977,447.2	$ 947,938.3
COST OF REVENUE	533,487.5	17,428.6	482,616.2	473,077.1
GROSS PROFIT BEFORE UNREALIZED GROSS PROFIT ON SALES TO ASSOCIATES	497,986.1	16,268.7	494,831.0	474,861.2
UNREALIZED GROSS PROFIT ON SALES TO ASSOCIATES	(111.8)	(3.6)	(4.6)	(29.1)
GROSS PROFIT	497,874.3	16,265.1	494,826.4	474,832.1
OPERATING EXPENSES
Research and development	85,895.6	2,806.1	80,732.5	71,207.7
General and administrative	20,265.9	662.1	21,196.7	19,795.6
Marketing	5,987.8	195.6	5,972.5	5,900.8
Total operating expenses	112,149.3	3,663.8	107,901.7	96,904.1
OTHER OPERATING INCOME AND EXPENSES, NET	(2,101.5)	(68.7)	(1,365.5)	29.8
INCOME FROM OPERATIONS	383,623.5	12,532.6	385,559.2	377,957.8
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	3,090.6	101.0	3,014.8	3,457.9
Other income	14,852.8	485.2	9,610.3	6,454.9
Foreign exchange gain (loss), net	2,438.2	79.7	(1,509.5)	1,161.3
Finance costs	(3,051.2)	(99.7)	(3,330.3)	(3,306.1)
Other gains and losses, net	(3,410.8)	(111.4)	2,817.4	195.9
Total non-operating income and expenses	13,919.6	454.8	10,602.7	7,963.9
INCOME BEFORE INCOME TAX	397,543.1	12,987.4	396,161.9	385,921.7
INCOME TAX EXPENSE	34,436.9	1,125.1	51,122.9	54,124.4
NET INCOME	363,106.2	11,862.3	345,039.0	331,797.3
OTHER COMPREHENSIVE INCOME (LOSS) - Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit obligation	(861.2)	(28.1)	(254.7)	(1,057.2)
Unrealized loss on investments in equity instruments at fair value through other comprehensive income	(3,309.1)	(108.1)
Gain on hedging instruments	41.0	1.3
Share of other comprehensive loss of associates	(14.2)	(0.5)	(20.9)	(20.0)
Income tax benefit related to items that will not be reclassified subsequently	195.7	6.4	30.6	126.9
Total items that will not be reclassified subsequently to profit or loss	(3,947.8)	(129.0)	(245.0)	(950.3)
OTHER COMPREHENSIVE INCOME (LOSS) - Items that may be reclassified subsequently to profit or loss
Exchange differences arising on translation of foreign operations	14,562.4	475.7	(28,259.6)	(9,379.5)
Changes in fair value of available-for-sale financial assets			(218.8)	(692.5)
Cash flow hedges			4.7
Unrealized loss on investments in debt instruments at fair value through other comprehensive income	(870.9)	(28.4)
Share of other comprehensive income (loss) of associates	93.3	3.1	(99.4)	16.3
Income tax expense related to items that may be reclassified subsequently			(3.5)	(61.2)
Total items that may be reclassified subsequently to profit or loss	13,784.8	450.4	(28,576.6)	(10,116.9)
Other comprehensive loss for the year, net of income tax	9,837.0	321.4	(28,821.6)	(11,067.2)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	372,943.2	12,183.7	316,217.4	320,730.1
NET INCOME ATTRIBUTABLE TO:
Shareholders of the parent	363,052.7	11,860.6	344,998.3	331,713.7
Non-controlling interests	53.5	1.7	40.7	83.6
NET INCOME	363,106.2	11,862.3	345,039.0	331,797.3
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO:
Shareholders of the parent	372,886.8	12,181.9	316,181.8	320,653.2
Non-controlling interests	56.4	1.8	35.6	76.9
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	$ 372,943.2	$ 12,183.7	$ 316,217.4	$ 320,730.1
EARNINGS PER SHARE
Basic earnings per share | (per share)	$ 14.00	$ 0.46	$ 13.30	$ 12.79
Diluted earnings per share | (per share)	14.00	0.46	13.30	12.79
American Depositary Shares (one represents five common shares) [member]
EARNINGS PER SHARE
Basic earnings per share | (per share)	70.01	2.29	66.52	63.96
Diluted earnings per share | (per share)	$ 70.01	$ 2.29	$ 66.52	$ 63.96